COMMITMENTS AND CONTINGENCIES - Current and Long-Term Warranty Accruals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and long-term warranty accruals [Roll Forward]
Balance at January 1	$ 150	$ 136	$ 125
Provision	82	81	100
Settled	(60)	(65)	(91)
Warranty accruals from business acquisition and other	2	(3)	2
Balance at December 31	$ 174	$ 150	$ 136